Income Taxes - Schedule of Reconciliation of (Provision) Recovery of Income and Capital Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Recovery of income taxes based on the combined Canadian federal and provincial statutory tax rates of 25.75% in 2013 and 25.0% in 2012 applied to the net loss from continuing operations	$ 68,781	$ 107,930
Lower foreign tax rates	(3,439)	(728)
Tax benefit of losses not recognized	(172,976)	(99,955)
Withholdings and other taxes	(41,348)	(31,536)
Non-taxable portion of gains and losses	60,313
Foreign exchange and other	(11,276)	11,390
(Provision) recovery of income and capital taxes	$ (99,945)	$ (12,899)